Related party transactions (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Due from Related Parties	¥ 205,031	¥ 409,091
Due to Related Parties	98,241	84,447
Chetuan [Member]
Due from Related Parties	153,214	341,796
Xinchuang [Member]
Due from Related Parties	0	24,162
Anxinbao [Member]
Due from Related Parties	9,593	0
Wuhan Kuantu [Member]
Due from Related Parties	5,281	0
Eclicks [Member]
Due to Related Parties	81,440	55,000
Jingzhengu [Member]
Due to Related Parties	3,170	0
Other Related Party [Member]
Due from Related Parties	36,943	43,133
Due to Related Parties	¥ 13,631	¥ 29,447